U.S. GLOBAL INVESTORS FUNDS

                         CHINA REGION OPPORTUNITY FUND
                                GOLD SHARES FUND
                                WORLD GOLD FUND
                             GLOBAL RESOURCES FUND

                      Supplement dated September 14, 2001,
                   to the prospectus dated November 1, 2000,
                as amended June 6, July 27, and August 27, 2001


PAGE 3 - CHINA REGION OPPORTUNITY FUND, AVERAGE ANNUAL TOTAL RETURNS CHART. Delete the entry for the Hang Seng 100 Index and substitute the following:

                                                                SINCE
                                                                INCEPTION
                                       1 YEAR       5 YEARS     (2/10/94)
        -----------------------------------------------------------------
        HANG SENG INDEX****            73.58%       19.49%      10.07%
        HANG SENG 100 INDEX**          72.89        N/A         N/A

Delete the footnote regarding the Morgan Stanley Capital Far East ex Japan Index and substitute the following:

        * The Morgan Stanley Capital Far East ex Japan Index is one index in a series representing both the developed and emerging markets for a particular region. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

        **** The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

PAGES 8/9 - GOLD SHARES FUND, AVERAGE ANNUAL TOTAL RETURNS CHART. Delete the entry for the Johannesburg All Gold Index and substitute the following:

                                       1 YEAR       5 YEARS     10 YEARS
        ----------------------------------------------------------------
        JOHANNESBURG ALL GOLD INDEX**  31.99%       (19.29)%    (13.15)%

Delete the footnote regarding the Financial Times Gold Mines Index and substitute the following:

        *** The Financial Times Gold Mines Index is a market capitalization-weighted total return index of the leading North American, Australian, and African gold mining companies. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

                                                    Continued on the reverse -->

PAGE 9/10 - WORLD GOLD FUND, AVERAGE ANNUAL TOTAL RETURNS CHART. Delete the footnote regarding the Philadelphia Stock Exchange Gold & Silver Index and substitute the following:

        *** The Philadelphia Stock Exchange Gold & Silver Index (XAU) is a capitalization-weighted index that includes the leading companies involved in the mining of gold and silver. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

PAGE 10 - GLOBAL RESOURCES FUND, AVERAGE ANNUAL TOTAL RETURNS CHART. Delete the footnote regarding the Dow Jones Basic Materials and Energy Index and substitute the following:

        ** The Dow Jones Basic Materials and Energy Index is a combination of the Dow Jones Basic Materials Index and the Dow Jones Energy Index allocated based on their market capitalization weightings, which are 30 percent and 70 percent, respectively. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.